Stock Based Compensation	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

13. Stock-Based Compensation

2008 Stock Option Plan

The Company maintained a stock plan, the 2008 Stock Option Plan, as amended and restated (the “2008 Plan”), which allowed the Company to grant incentive (“ISO”), non-statutory (“NSO”) stock options and restricted stock units (“RSU”) to its employees, directors and consultants to participate in the Company’s future performance through stock-based awards at the discretion of the board of directors. Under the 2008 Plan, options to purchase the Company’s common stock could not be granted at a price less than fair value in the case of ISOs and NSOs. Fair value was determined by the board of directors, in good faith, with input from valuation consultants. On June 22, 2016, the plan was terminated in connection with the Company’s IPO. Accordingly, no shares are available for future issuance under this plan. The 2008 Plan continues to govern outstanding equity awards granted thereunder. Shares of common stock purchased under the 2008 Plan are subject to certain restrictions, including the right of first refusal by the Company for sale or transfer of shares to outside parties. The Company’s right of first refusal terminated upon completion of the IPO. Options granted may include provisions for early exercisability.

2016 Stock Option Plan

The Company’s 2016 Equity Incentive Plan (the “2016 Plan”) became effective on June 21, 2016. The 2016 Plan provides for the grant of ISOs, NSOs, restricted stock, RSUs, stock appreciation rights, unrestricted stock awards, performance share awards, dividend equivalent rights and cash-based awards to employees, directors and consultants of the Company. A total of 11,500,000 shares of the Company’s Class A common stock were initially reserved for issuance under the 2016 Plan. These available shares will automatically increase each January 1, beginning on January 1, 2017, by 5% of the number of shares of the Company’s Class A and Class B common stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s compensation committee.

Under the 2016 Plan, the stock options are granted at a price per share not less than 100% of the fair market value per share of the underlying common stock on the date of grant. Under both plans, stock options generally expire 10 years from the date of grant and vest over periods determined by the board of directors. The vesting period is generally a four-year term from the date of grant, at a rate of 25% after one year, then monthly on a straight-line basis thereafter.

2016 Employee Stock Purchase Plan

The Company’s Employee Stock Purchase Plan (“2016 ESPP”) became effective on June 21, 2016. A total of 2,400,000 shares of the Company’s Class A common stock were initially reserved for issuance under the 2016 Plan. These available shares will automatically increase each January 1, beginning on January 1, 2017, by the lesser of 1,800,000 shares of the common stock, 1% of the number of shares of the Company’s Class A and Class B common stock outstanding on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s compensation committee.

The 2016 ESPP allows eligible employees to purchase shares of the Company’s Class A common stock at a discount of up to 15% through payroll deductions of their eligible compensation, subject to any plan limitations. Except for the initial offering period, the 2016 ESPP provides for separate six-month offering periods beginning each November 16 and May 16 of each fiscal year.

On each purchase date, eligible employees will purchase the Company’s stock at a price per share equal to 85% of the lesser of (i) the fair market value of the Company’s common stock on the offering date or (ii) the fair market value of the Company’s common stock on the purchase date.

For the six months ended June 30, 2016 (unaudited), no shares of common stock were purchased under the 2016 ESPP and 583,950 shares are expected to be purchased at the end of the initial offering period. As of June 30, 2016 (unaudited), total unrecognized compensation cost related to 2016 ESPP was $7.4 million, net of estimated forfeitures, which will be amortized over a weighted-average period of 0.87 years.

Stock options and restricted stock units activity under the 2008 Plan and 2016 Plan was as follows:

Stock Options

	Number of options outstanding	Weighted- average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding options as of December 31, 2013	8,616,443	$2.00	8.83	$16,077
Granted	6,844,749	4.44
Exercised	(494,673)	1.25
Forfeited and cancelled	(1,825,208)	2.32

Outstanding options as of December 31, 2014	13,141,311	3.25	8.59	50,215
Granted	6,919,556	8.14
Exercised	(1,767,192)	1.93
Forfeited and cancelled	(1,409,838)	4.24

Outstanding options as of December 31, 2015	16,883,837	5.31	8.30	80,758
Granted (unaudited)	1,894,850	10.73
Exercised (unaudited)	(1,186,805)	3.60
Forfeited and cancelled (unaudited)	(673,093)	5.92

Outstanding options as of June 30, 2016 (unaudited)	16,918,789	$6.01	8.24	$515,848

Options vested and exercisable as of December 31, 2015	5,106,728	$2.85	7.03	$36,976

Options vested and expected to vest as of December 31, 2015	15,558,382	$5.17	8.24	$76,479

Options vested and exercisable as of June 30, 2016 (unaudited)	5,903,943	$3.53	7.20	$194,670

Options vested and expected to vest as of June 30, 2016 (unaudited)	15,910,560	$5.89	8.19	$487,073

Aggregate intrinsic value represents the difference between the Company’s estimated fair value of its common stock and the exercise price of outstanding “in-the-money” options. The aggregate intrinsic value of stock options exercised was $0.5 million, $1.5 million, $10.1 million, $6.3 million and $11.3 million during the years ended December 31, 2013, 2014 and 2015 and the six months ended June 30, 2015 and 2016 (unaudited), respectively.

The total estimated grant date fair value of options vested was $1.8 million, $3.9 million, $8.2 million, $2.7 million, and $6.1 million during the years ended December 31, 2013, 2014 and 2015 and the six months ended June 30, 2015 and 2016 (unaudited), respectively. The weighted-average grant-date fair value of options granted was $1.93, $2.88, $4.30, $3.82, and $5.52 during the years ended December 31, 2013, 2014 and 2015 and the six months ended June 30, 2015 and 2016 (unaudited), respectively.

As of December 31, 2015 and June 30, 2016 (unaudited), total unrecognized compensation cost related to nonvested stock options was $34.2 million and $36.2 million, respectively, net of estimated forfeitures, which will be amortized on a ratable basis over a weighted-average period of 2.81 years and 2.70 years, respectively.

No options were granted to nonemployees in the year ended December 31, 2014 and the six months ended June 30, 2016 (unaudited). An insignificant number of options were granted to nonemployees in the years ended December 31, 2013 and 2015 and in the six months ended June 30, 2016 (unaudited).

Restricted Stock Units

	Number of options outstanding	Weighted- average grant date fair value (per share)	Aggregate intrinsic value (in thousands)
Nonvested RSUs as of December 31, 2014	—	$—	$—
Granted	71,000	9.39
Vested	—	—
Forfeited and cancelled	—	—

Nonvested RSUs as of December 31, 2015	71,000	9.39	716
Granted (unaudited)	833,762	10.75
Vested (unaudited)	(13,754)	10.09
Forfeited and cancelled (unaudited)	—	—

Nonvested RSUs as of June 30, 2016 (unaudited)	891,008	$10.65	$32,522

In the year ended December 31, 2015 and the six months ended June 30, 2016 (unaudited), the Company granted RSUs to employees. Prior to June 22, 2016, the Company granted RSUs (“Pre-IPO RSUs”) under its 2008 Plan to its employees that vested upon the satisfaction of both a service condition and a liquidity condition. The service condition for the majority of these awards will be satisfied over four years. The liquidity condition was satisfied upon occurrence of the Company’s IPO in June 2016. As of March 31, 2016, the Company has deferred recognition of $0.3 million of cumulative stock-based compensation expense related to these RSUs for which the service condition was satisfied. This amount was recorded into the quarterly period ended June 30, 2016. RSUs granted on or after the completion of the Company’s IPO (“Post-IPO RSUs”) under the 2016 Plan are not subject to a liquidity condition in order to vest. The compensation expense related to these grants is based on the grant date fair value of the RSUs and is recognized on a ratable basis over the applicable service period, net of estimated forfeitures. The majority of Post-IPO RSUs are earned over a service period of two to four years.

As of December 31, 2015 and June 30, 2016 (unaudited), total unrecognized compensation cost related to non-vested RSUs was $0.5 million and $7.6 million, respectively, net of estimated forfeitures, which will be amortized over a weighted-average period of 3.94 years and 3.33 years, respectively.

Early Exercise of Nonvested Options

Employees have an option to exercise their stock options prior to vesting. The Company has the right to repurchase, at the original issuance price, any unvested (but issued) common shares upon termination of service of an employee, either voluntarily or involuntarily. The consideration received for an early exercise of a stock option is considered to be a deposit of the exercise price and the related amount is recorded as a liability. The liability is reclassified into stockholders’ equity as the stock options vest. As of December 31, 2014 and 2015 and the six months ended June 30, 2016 (unaudited), the Company recorded a liability of $0.2 million, $0.2 million and $0.7 million for 127,316, 52,407 and 130,749 unvested shares, respectively, that were early exercised by employees and were subject to repurchase at the respective period end. These amounts are reflected in current and non-current liabilities on the Company’s consolidated balance sheets.

Valuation Assumptions

The fair value of employee stock options was estimated on the date of grant using the following assumptions in the Black-Scholes option pricing model:

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Employee Stock Options
Fair value of common stock	$2.50 - 3.73	$3.99 - 6.69	$7.07 - 10.09	$7.07 - 7.78	$10.09 - $15.00
Expected term (in years)	5.77 - 6.08	5.27 - 6.57	6.08	6.08	6.08
Expected volatility	54.4%	54.4%	47.8% - 54.9%	52.0% - 54.9%	51.4% - 53.0%
Risk-free interest rate	0.9% - 1.9%	1.7% - 2.0%	1.4% - 2.0%	1.4% - 1.9%	1.3% - 1.5%
Dividend rate	0%	0%	0%	0%	0%

Employee Stock Purchase Plan
Expected term (in years)	—	—	—	—	0.90
Expected volatility	—	—	—	—	52%
Risk-free interest rate	—	—	—	—	0.6%
Dividend rate	—	—	—	—	0%

Stock-Based Compensation Expense

The Company recorded the total stock-based compensation expense as follows (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Cost of revenue	$27	$39	$65	$28	$51
Research and development	810	1,577	4,046	1,459	3,895
Sales and marketing	753	1,335	2,389	933	1,850
General and administrative	567	1,027	2,377	1,147	2,205

Total	$2,157	$3,978	$8,877	$3,567	$8,001